ACCOUNTS PAYABLE (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 715	$ 744
Accruals	440	357
Trade and other current payables	$ 1,155	$ 1,101